Restructuring Activities - Restructuring Reserves (Details) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017
Restructuring Reserve [Roll Forward]
Restructuring Reserve, Beginning Balance	$ 1,953	$ 1,193
Expense	1,715	4,590	$ 5,800
Utilization	(2,180)	(3,830)
Restructuring Reserve, Ending Balance	1,488	1,953	1,193
Employee Termination Benefits
Restructuring Reserve [Roll Forward]
Restructuring Reserve, Beginning Balance	718	592
Expense	1,715	3,840
Utilization	(1,557)	(3,714)
Restructuring Reserve, Ending Balance	876	718	592
Lease Abandonment Costs
Restructuring Reserve [Roll Forward]
Restructuring Reserve, Beginning Balance	1,235	601
Expense	0	750
Utilization	(623)	(116)
Restructuring Reserve, Ending Balance	$ 612	$ 1,235	$ 601